Capital Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Capital Stock
16.	CAPITAL STOCK
Preferred Stock
—The Company is authorized to issue up to 100,000,000 shares of undesignated preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of March 31, 2022, there were no shares of preferred stock issued or outstanding.
Common Stock
—The Company is authorized to issue up to 5,000,000,000 shares of common stock with a par value of $0.0001 per share. Each holder of common stock is entitled to one (1) vote for each share of common stock held of record by such holder on all matters voted upon by the stockholders, subject to the restrictions set out in the Company’s certificate of incorporation. Holders of common stock are entitled to receive any dividends as may be declared from time to time by the board of directors. Upon a liquidation event, subject to the rights of the holders of any Preferred Stock issued and outstanding at such time, any distribution shall be made on a pro rata basis to the common stockholders.
There were 613,758,126 and 609,768,296 shares of common stock issued and outstanding as of March 31, 2022 and December 31, 2021, respectively.
Dividend
—In March 2021, the board of directors of CCCIS declared a cash dividend on common stock. The aggregate cash dividend of $134.5 million was paid on March 17, 2021.

18.	CAPITAL STOCK
The consolidated statements of mezzanine equity and stockholders’ equity reflect the Business Combination as of the Closing Date as discussed in Note 3. As CCCIS was determined to be the accounting acquirer in the Business Combination, all periods prior to the Closing Date reflect the balances and activity of CCCIS. The balances, share activity and per share amounts prior to the Closing Date were retroactively adjusted, where applicable, using the Exchange Ratio of the Business Combination.
Preferred Stock
—The Company is authorized to issue up to 100,000,000 shares of undesignated preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2021, there were no shares of preferred stock issued or outstanding.
Common Stock
—The Company is authorized to issue up to 5,000,000,000 shares of common stock with a par value of $0.0001 per share. Each holder of common stock is entitled to one (1) vote for each share of common stock held of record by such holder on all matters voted upon by the stockholders, subject to the restrictions set out in the Certificate of Incorporation. Holders of common stock are entitled to receive any dividends as may be declared from time to time by the board of directors. Upon a liquidation event, subject to the rights of the holders of any Preferred Stock issued and outstanding at such time, any distribution shall be made on a pro rata basis to the common stockholders.
There were 609,768,296 and 504,274,890 shares of common stock issued and outstanding as of December 31, 2021 and 2020, respectively.
Capital Stock Activity Prior to the Business Combination
Dividends
—In July 2021, the board of directors of CCCIS declared a cash dividend on common stock. The aggregate cash dividend of $134.6 million was paid on August 3, 2021.
In March 2021, the board of directors of CCCIS declared a cash dividend on common stock. The aggregate cash dividend of $134.5 million was paid on March 17, 2021.

In connection with the dividends paid in March 2021 and August 2021, certain CCCIS option holders received a strike price reduction of $66.40 per option to compensate for a reduction in the fair value of the underlying shares. The strike price reduction did not result in any incremental fair value and thus no additional stock-based compensation expense was recognized and the aggregate payment to the option holders of $9.0 million was recorded as a deemed distribution.
Share Issuances—
In February 2021, CCCIS issued 883,729 shares of common stock to an executive and recorded stock-based compensation expense of $8.0 million, equal to the fair value of the common shares at the time of issuance.
In January 2021, CCCIS issued 110,679 shares of common stock to a board member for aggregate cash proceeds of $1.0 million, equal to the fair value of the common shares at the time of issuance.
In February 2020, CCCIS issued 340,551 shares of common stock to an executive and recorded stock-based compensation expense of $1.6 million, equal to the fair value of the common stock at the time of issuance.